Taxation on Loss from Ordinary Activities (Forum Energy PLC)	12 Months Ended
Dec. 31, 2011
Forum Energy PLC
Taxation on Loss from Ordinary Activities

7 TAXATION ON LOSS FROM ORDINARY ACTIVITIES
Group
	Year ended	Year ended
	31-Dec	31-Dec
	2011	2010
	US$’000	US$’000

Current tax	–	–

Deferred tax credit	–	–

The charge for the year can be reconciled to the profit/(loss) per the statement of comprehensive income as follows:

Profit/(loss) on ordinary activities	3,420	(558)

Taxation on profit/(loss) on ordinary activities at the standard rate
of corporation tax in the UK of 26.5%	906	(156)
Tax effect of income taxed at source	(2,689)	(1,289)
Tax effect of expenses disallowed for tax	862	121
Tax losses carried forward	1,012	1,538
Different tax rates applied to overseas jurisdictions	(91)	(214)

Tax credit for the year	–	–

Factors that may affect future tax charges

At 31 December 2011, the Group had UK tax losses of approximately US$5,948,000 (2010: US$4,936,000) carried forward. These losses are subject to agreement by HRMC. At 31 December 2011 the Group had Philippines tax losses US$7,189,000 (2010: US$1,029,000) which can be carried forward and applied against future profits when they are realised. Philippines’ basic corporation tax rate is 30%.

Philippine tax losses can only be carried forward for a maximum of three years. Tax losses currently carried forward are as follows:

2009 – US$1,754,000

2010 – US$3,540,000

2011 – US$1,895,000

A deferred tax asset of US$2,214,000 (2010: US$1,673,000) in respect of the Philippines tax losses carried forward and US$1,487,000 (2010: US$1,480,000) in respect of the UK tax losses has not been recognised due to the uncertainty that these tax losses will be utilisable against future taxable income.